Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,059	$ 1,737	$ 1,717
Sales inducements deferred	285	242	381
Amortization charged to income	(192)	112	(604)
Effect of unrealized gains and losses	197	(32)	243
Balance, end of year	$ 2,349	$ 2,059	$ 1,737